Summary of significant accounting policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 – Summary of significant accounting policies

Liquidity

In assessing liquidity, the Company monitors and analyzes cash on-hand and operating expenditure commitments. The Company’s liquidity needs are to meet working capital requirements and operating expense obligations.

Historically, the Company finances its operations through internally generated cash, short-term loans and payable from related parties and equity financing. As of December 31, 2022, the Company had approximately $1.0 million in cash which primarily consists of cash on hand and bank deposits, which are unrestricted as to withdrawal and use and are deposited with banks in China and Hong Kong. The Company also had $6.7 million in short term investment which are investment in wealth management products which can be redeemed upon three months’ notice. The Company’s working capital was approximately $3.3 million at December 31, 2022, approximately $1.4 million of which was deferred revenue which the Company expects to realize and the Company does not expect to make any significant refund based on historical experience. Therefore, the Company’s working capital excluding deferred revenue was approximately $4.7 million. The Company will require a minimum of approximately $4.4 million over the next twelve months to operate at its current level, either from revenues or funding.

If the Company is unable to realize its assets within the normal operating cycle of a twelve (12) month period, the Company may have to consider supplementing its available sources of funds through the following sources:

●	other available sources of financing from PRC banks and other financial institutions; and

●	financial support from the Company’s related parties and shareholders.

Based on the above considerations, the Company’s management is of the opinion that it has sufficient funds to meet the Company’s working capital requirements and debt obligations as they become due over the next twelve (12) months.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the SEC.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the wholly-foreign owned enterprise and VIE over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary for accounting purposes. Infobird WFOE is deemed to have a controlling financial interest and be the primary beneficiary for accounting purposes of Infobird Beijing because it has both of the following characteristics: (1) the power to direct activities at Infobird Beijing that most significantly impact such entity’s economic performance, and (2) the right to receive benefits from Infobird Beijing that could potentially be significant to such entity. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives of property and equipment and intangible assets, software development costs, impairment of long-lived assets, allowance for doubtful accounts, revenue recognition, share-based compensation, allowance for deferred tax assets and uncertain tax position. The inputs into the Company’s judgments and estimates consider the economic implications of COVID-19 on the Company’s critical and significant accounting estimates. Actual results could differ from these estimates.

Foreign currency translation and transaction

The reporting currency of the Company is the U.S. dollar. The Company in China conducts its businesses in the local currency, Renminbi (RMB), as its functional currency. Assets and liabilities are translated at the noon buying rate in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York at the end of the period. The statement of income accounts are translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments included in accumulated other comprehensive income (loss) amounted to $362,626 and $592,218 as of December 31, 2022 and 2021, respectively. The balance sheet amounts, with the exception of equity at December 31, 2022 and 2021 were translated at 6.8972 RMB and 6.3726 RMB, respectively. The equity accounts were stated at their historical rate. The average translation rates applied to statement of income accounts for the years ended December 31, 2022, 2021, and 2020 were 6.7290 RMB, 6.4508 RMB, and 6.9042 RMB to $1.00, respectively. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Cash

Cash consists of cash on hand, demand deposits and time deposits placed with banks or other financial institutions and have original maturities of less than three (3) months.

Accounts receivable, net

Accounts receivable include trade accounts due from customers. Accounts are considered overdue after thirty (30) days from payment due date. In establishing the required allowance for doubtful accounts, management considers historical collection experience, aging of the receivables, the economic environment, industry trend analysis, and the credit history and financial conditions of the customers. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of December 31, 2022 and 2021, allowance for doubtful accounts were $5,777,189 and $2,478,341, respectively.

Other receivables, net

Other receivables primarily include advances to employees and other deposits. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of December 31, 2022 and 2021, allowance for doubtful accounts were $11,801 and $7,761, respectively.

Prepayments

Prepayments are cash deposited or advanced to suppliers for future service rendering. The amounts are refundable and bear no interest. For any advances to suppliers determined by management that such advances will not be in receipts or refundable, the Company will recognize an allowance account to reserve such balances. Management reviews its advances to suppliers on a regular basis to determine if the allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. Management continues to evaluate the reasonableness of the valuation allowance policy and update it if necessary. As of December 31, 2022 and 2021, no allowance for the doubtful accounts were deemed necessary.

Short term investments

Short-term investments are investments in wealth management product with underlying in bonds offered by private entities and other equity products. The investments can be redeemed upon three months’ notice and their carrying values approximate their fair values. The gain (loss) from sale of any investments and fair value change are recognized in the statements of income and comprehensive income. Gain (loss) from short term investments for the years ended December 31, 2022, 2021 and 2020 amounted to ($387,910), $165,713 and nil,  respectively.

Escrow

In connection with the closing of the Company’s initial public offering in April 2021, $600,000 of the net proceeds received from the initial public offering was deposited in an escrow account, and the Company is restricted to withdraw therefrom, for twenty-four months after the closing date of the initial public offering. As of December 31, 2022 and 2021, the balance of the escrow account related to IPO was $96,932 and $600,000 respectively.

In connection with the Company’s convertible notes in December 2022, $4,800,000 of the net proceeds received from the convertible notes was deposited in an escrow account. As of December 31, 2022 and 2021, the balance of the escrow account related to convertible notes amounted to $4,800,000 and nil , respectively.

Long-term deposits

Long-term deposits primarily included rental deposits, deposits made by the Company to vendors to secure the service contract . The deposits are generally more than one year and the amounts are refundable and bear no interest. For any deposits determined by management that such deposit will not be in receipts or refundable, the Company will recognize an allowance account to reserve such balances. Management reviews the long- term deposits on a regular basis to determine if the allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. Management continues to evaluate the reasonableness of the valuation allowance policy and update it if necessary. As of December 31, 2022 and 2021, allowance for doubtful accounts were nil and $63,083, respectively.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Useful Life
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives
Electronic devices	3-5 years
Office equipment, fixtures and furniture	3-5 years
Automobile	3-5 years
Computer and network equipment	3-5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Construction-in-progress represents contractor and labor costs, design fees and inspection fees in connection with the construction of the Company’s building for a cloud computing facility in Guiyang, China. As a result of delay due to impact of COVID-19, the Company impaired the full amount of construction in progress.

Intangible assets

The Company’s intangible assets with definite useful lives primarily consist of licensed software, capitalized development costs, platform system, and land-use rights. The Company amortizes its intangible assets with definite useful lives over their estimated useful lives and reviews these assets for impairment. The Company typically amortizes its intangible assets with definite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated useful lives.

Intangible assets are stated at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Useful Life
Licensed software	5 years
Capitalized development cost	5 years
Platform development	5 years
Customer relationship	4 years
Land use right	40 years

Capitalized development costs

The Company follows the provisions of ASC 350-40, “Internal Use Software”, to capitalize certain direct development costs associated with internal-used software. ASC 350-40 provides guidance on capitalization of the costs incurred for computer software developed or obtained for internal use. The Company expenses all costs incurred during the preliminary project stage of its development, and capitalizes costs incurred during the application development stage. Costs incurred relating to upgrades and enhancements to the application are capitalized if it is determined that these upgrades or enhancements add additional functionality to the application. Development costs cease capitalization upon completion of all substantial testing when the software is substantially complete and ready for its intended use and are amortized on a straight-line basis over the estimated useful life, which is generally five years. Amortization of internal-use software begins when the software is ready for its intended use. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

If, after the development of internal-use software is completed, the Company decides to market the software, proceeds received from the license of the computer software, net of direct incremental costs of marketing, such as commissions, software reproduction costs, warranty and service obligations, and installation costs, shall be applied against the carrying amount of that software. For the years ended December 31, 2022, 2021 and 2020, the Company applied nil against carrying amount of capitalized software that was subsequently sold to customers as the software were fully amortized.

Land use rights

All land in the PRC is owned by the government. However, the government grants “land use rights.” This land use rights are for 40 years and expire in 2055. The Company amortizes the land use rights over the forty-year term of the land use rights on a straight-line basis. The carrying value of the land use rights was reduced by government grant received when the conditions stipulated under the grant were fulfilled. As a result of delay due to impact of COVID-19, the Company had fully impaired the remaining balance of land use right for the year ended December 31, 2022 as a result of further delays of the project related to aforementioned impairment in construction in progress.

Impairment for long-lived assets

Long-lived assets, including property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2022 and 2021, approximately $4.7 million and $3.7 million impairment of long-lived assets was recognized, respectively, including approximately $1.9 million of construction-in-progress, $0.3 million of land use rights due to continuing delay of construction as impacted by COVID -19. The Company recorded additional impairment on its intangible assets of $1.3 million for the year ended December 31, 2021 and $1.2 million for the year ended December 31, 2022 as the carrying value of our long-lived assets exceed future cashflows expected to be generated from the assets.

Business combination

The purchase price of an acquired company is allocated between tangible and intangible assets acquired and liabilities assumed from the acquired business based on their estimated fair values, with the residual of the purchase price recorded as goodwill. Transaction costs associated with business combinations are expensed as incurred, and are included in general and administrative expenses in the Company’s consolidated statements of operations. The results of operations of the acquired business are included in the Company’s operating results from the date of acquisition.

Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. Goodwill is carried at cost less accumulated impairment losses. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the consolidated statements of operations and comprehensive loss. Impairment losses on goodwill are not reversed.

The Company reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that it is more likely than not that an impairment has occurred. The Company has the option to assess qualitative factors to determine whether it is necessary to perform further impairment testing in accordance with ASC 350-20, as amended by ASU 2017-04. If the Company believes, as a result of the qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, then the impairment test described below is required. The Company compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, impairment is recognized for the difference, limited to the amount of goodwill recognized for the reporting unit. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Deferred offering costs

Deferred offering costs consist primarily of expenses paid to attorneys, consultants, underwriters, and other parties related to the Company’s initial public offering. The balance will be offset with the proceeds received after the close of the offering.

Government Grants

Government grants primarily consist of financial grants received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Government grants of non-operating nature and with no further conditions to be met are recorded as non-operating income in “Other income, net” when received. The government grants are related to acquisition of assets. The grants are recorded as “deferred government grants” included in the accrued expenses and other current liabilities line item in the consolidated balance sheets when received. Once the Company fulfills the conditions stipulated under the grant, the grant amount is deducted from the carrying amount of the asset with a corresponding reduction in the deferred government grant balance.

Noncontrolling Interests

The Company’s noncontrolling interests represent the minority shareholders’ ownership interests related to the Company’s subsidiaries, including 0.05% for Infobird Anhui for the years ended December 31, 2022 and 2021, 9.82% for Infobird Guiyang for the years ended December 31, 2022 and 2021 and 49% for Shanghai Qishuo for the year ended December 31, 2022 and December 31, 2021. The noncontrolling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the results of the Company are presented on the consolidated statement of operations and comprehensive loss as allocations of the total income or loss for the year between noncontrolling interests holders and the shareholders of the Company.

Noncontrolling interests consist of the following:

	December 31,	December 31,
	2022	2021

Infobird Guiyang	$(225,387)	$(73,283)
Infobird Anhui	(167)	(12)
Shanghai Qishuo	150,117	923,447
Total	$(75,437)	$850,152

Revenue recognition

The Company recognized its revenue under Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers (ASC 606). The Company recognizes revenue which represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. The Company identifies contractual performance obligations and determines whether revenue should be recognized at a point in time or over time, based on when control of goods and services are provided to customers.

The Company’s contracts with customers generally do not include a general right of return relative to the delivered products or services.

The Company applied practical expedient when sales taxes were collected from customers, meaning sales tax is recorded net of revenue, instead of cost of revenue, which are subsequently remitted to governmental authorities and are excluded from the transaction price.

Revenues are generated from (1) customized cloud-based services, (2) standard cloud-based services, (3) BPO services, (4) software development, and (5) professional services and other.

(1) Revenue from customized cloud-based services

The Company derives its customized cloud-based revenues from subscription services which are comprised of subscription fee from granting customers’ access to the customized SaaS, voice/data plan, which includes telecommunication usage such as telephone calls and messaging that our customers can subscribe for, and technical support. The provision of customized SaaS, voice/data plan and technical support is considered as one performance obligation as the services provided are not distinct within the context of the contract whereas the customer can only obtain benefit when the services are provided together. The Company uses monthly utilization records based on the number of user accounts subscribed for by customers, an output measure, to recognize revenue over time as there is simultaneous consumption and delivery of services.

(2) Revenue from standard cloud-based services

The Company also derives its standard cloud-based revenues from subscription services which are comprised of subscription fee from granting customers access to its software through the internet. The Company’s standard cloud-based solutions represent a series of services such as calling, voice recording and technical support. These services are made available to the customer continuously throughout the contractual period, however, the extent to which the customer uses the services may vary at the customers’ discretion. The standard cloud-based services are considered to have one single performance obligation. The Company uses monthly utilization records based on the number of user accounts subscribed for by customers, an output measure, to recognize revenue over time as there is simultaneous consumption and delivery of services.

The Company also enters into contracts with customers where the customers pay a fixed fee to access a fixed number of user accounts over the subscription period as specified in the contracts; therefore, the customers receive and consume the benefits of the cloud services throughout the subscription period so revenue is recognized ratably over the contractual subscription period that the services are delivered, beginning on the date the service is made available to the customers.

Contract performance periods generally are one year, and pursuant to the contracts, full payments are generally collected in advance, with payment to be made within three months after execution of the contract. Contracts generally do not contain significant financing components or variable consideration.

(3) Revenue from BPO services

The Company provides BPO services to operate the call centers for its customers. Customers using these services are not permitted to take possession of the Company’s software and the contract term is for a defined period, where customers pay a monthly service fee. These services are considered as one performance obligation as the customers do not obtain benefit for each separate service. Revenues are recognized over time over contractual period using the time elapsed output method as BPO services are provided.

Contract performance periods generally are one year, and pursuant to the contracts, full payments for several months of services are generally collected in advance. Contracts generally do not contain significant financing components or variable consideration.

(4) Business Integration Solution Services Revenue

Since 2020, the Company provides business integration solution services to its customers and expects to expand its customer base from such services and develop the customers to become subscribers to SaaS services with software upgrades and continued services once they become more familiar with the Company’s products. The services include sale of the Company’s software license or development of customized software to fit the customers’ need and sales of hardware integrated with the Company’s software.

-	Revenue from software development

The Company generates revenue from development and sale of software license including (1) standard software and (2) customized software developed per customers’ specifications. Contract terms from each software development contract generally do not contain significant financing components or variable consideration.

Standard software are developed and offered as standard cloud-based services. The Company sold the license for standard software because some customers show obvious preference of software licensing over software-as-a-service, for reasons such as concerns about the safety of cloud-based services and potential higher price of subscription in total compared with one-time on-premise fee. Therefore, as part of the Company’s sales and market strategy, it offers licenses for its standard software to allow the customers to first start utilizing its products in their daily operation and then aim to evolve them to become subscribers with its standard cloud-based services to enjoy benefits of software upgrades and continued services. Licenses for standard software provide the customer with a right to use the software. Standard software licenses are typically made available to customers with immediate access to the software. The Company recognizes revenue for these standard software licenses at the point in time when the customer has access and thus control over the software.

Customized software is software developed catering to the needs of specific customers who require initial customization or development of new solutions before subscription to our cloud-based services. For example, the Company has entered into a two-stage agreement to provide services to a municipal government agency to first develop an information technology system and customize and configure its cloud call center into the IT system, and then provide cloud-based services and charge subscription fees. Because the customized software the Company developed are to solve certain business pain points in a certain scenario within or across industries, once developed, it plans to further apply them in serving other customers that share similar needs and business models. The Company aims to replicate its initial customization and development and achieve economies of scale after it delivers its products to more customers within the same industry. Contract terms are generally less than one year. The design, development, and installation of the customized software is considered as one performance obligation as these promises are not separately identifiable as the customers do not obtain benefits from these services on its own. The Company’s software development service contracts are generally recognized at a point in time when customer accepted the customized software with satisfactory testing result.

-	Revenue from sales of hardware with software integration

The Company is responsible for providing hardware procurement, software design and implementation, installation and maintenance service in order to fulfill the contract. Design, integration and installation of hardware and software are considered as one performance obligation, as the customer does not benefit from each individual service on its own stand, but instead is benefited by the provision of these services as a whole. For contracts that the Company have no alternative use of the customized system without incurring significant additional costs and when the Company has right to payment for performance completed, the Company recognized revenue over time based on measurement of progress towards completion using output methods when it could appropriately measure the customization progress towards completion by reaching certain milestones specified in contracts. For other contracts that the Company is only entitled to payment after completion and inspection of project, revenue is recognized at a point in time after completion of software implementation and hardware installation, and the transfer of control to the customer.

Certain business integration solution services contracts also require the Company to provide post-contract services (“PCS”) which include maintenance and technical support. The provision of maintenance and technical support is considered one single performance obligation because maintenance and technical support are not distinct within the context of the contract. The Company is obligated to provide a single, continuous, integrated service throughout the contract term. As such, the Company allocates the contract price between revenue from business integration solution services and provision of PCS, using the expected cost plus margin approach. The expected cost plus margin approach requires the Company to forecast the expected costs of satisfying the performance obligation and then add a reasonable margin for that good or service. Revenue allocated to PCS is deferred and recognized on a straight-line basis over the estimated period PCS are expected to be provided. For the years ended December 31, 2022, 2021 and 2020, approximately $0.1 million, $0.1 million and $0.3 million were allocated to PCS, respectively.

For contracts that involved third party service providers, the Company assesses if the Company controls the goods and services before they were transferred to the customer or if the Company’s responsibility is merely to facilitate the provision of goods and service to the customer. For products and goods that were directly shipped from the vendor to the customer and the vendor is responsible for providing services including installing, set up and warranty services after completion of the project, the Company records revenue from these contracts on a net basis when the services are provided and controlled by the third party service provider.

(5) Professional services and other revenues

The Company also generates revenue from data analysis services and other professional services where a separate contract is entered into with the customer when the customer needs the product or services.

The service revenue from data analysis service is recognized based on the service performed, an output measure, over the contractual period.

Other professional services consists primarily of technical consulting services. The Company recognizes revenue ratably over the contractual period as the customer simultaneously receives and consumes the benefits as the Company performs.

Contract performance periods generally range from month to month, completion of service to one year, and payment terms are generally prepaid to 30 days. Contracts generally do not contain significant financing components or variable consideration.

Contract balances

The Company records receivables related to revenue when it has an unconditional right to invoice and receive payment.

The Company invoices its customers for its services on a monthly basis. Deferred revenue consists primarily of customer billings made in advance of performance obligations being satisfied and revenue being recognized. The Company’s disaggregated revenue streams are summarized and disclosed in Note 19.

Cost of revenues

Cost of revenues consists primarily of personnel costs (including salaries, social insurance and benefits) for employees involved with the Company’s operations and product support; third party service fees including cloud and data usage, hosting fees and amortization and depreciation expenses associated with capitalized software, platform system and hardware. In addition, cost of revenues also include cost of hardware, outsourcing contracted customer service representatives, customer surveys, contracted software development costs and allocated shared costs, primarily including facilities, information technology and security costs.

Warranty

The Company generally provides limited warranties for work performed under its business integration solution contracts. At the time a sale is recognized, the Company records estimated future warranty costs under ASC 460. Such estimated costs for warranties are estimated at completion and these warrants are not service warranties separately sold by the Company. Generally, the estimated claim rates of warranty are based on actual warranty experience or Company’s best estimate. As of December 31, 2022 and 2021, accrued warranty liability amounted to nil and $14,530 is classified in the caption “other payables and accrued liabilities” in the accompanying consolidated balance sheets.

Advertising costs

Advertising costs amounted to $252,219, $890,988 and $65,059 for the years ended December 31, 2022, 2021 and 2020 respectively. Advertising costs are expensed as incurred and included in selling expenses.

Leases

The Company adopted FASB ASU 2016-02, “Leases” (Topic 842) for the year ended December 31, 2021, and elected the practical expedients that does not require the Company to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Upon adoption, the Company recognized approximately $0.1 million right of use (“ROU”) assets and same amount of lease liabilities based on the present value of the future minimum rental payments of leases, using an incremental borrowing rate of 4.6% based on the duration of lease terms.

Operating lease ROU assets and lease liabilities are recognized at the adoption date or the commencement date, whichever is earlier, based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company use its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cashflows.

Research and development

Research and development expenses include salaries and other compensation-related expenses to the Company’s research and product development personnel, as well as office rental, depreciation, amortization and related expenses for the Company’s research and product development team. The Company recognizes software development costs in accordance with ASC 350-40 “Software—internal use software”. The Company expenses all costs that are incurred in connection with the planning and implementation phases of development, and costs that are associated with maintenance of the existing websites or software for internal use. Certain costs associated with developing internal-use software are capitalized when such costs are incurred within the application development stage of software development.

The Company also follows the provisions of FASB ASC 985-20, Accounting for the Costs of Computer Software to Be Sold, Leased, or Otherwise Marketed (“ASC 985-20”). ASC 985-20 requires that software development costs incurred in conjunction with product development be charged to research and development expense until technological feasibility is established using either the detail design approach or working model approach. Thereafter, until the product is released for sale, software development costs should be capitalized and reported at the lower of unamortized cost or net realizable value of the related product. For the years ended December 31, 2022, 2021 and 2020, no software costs were capitalized due to the short timing between technological feasibility and release of software.

Share-based Compensation

 The Company accounts for share-based compensation awards in accordance with FASB ASC Topic 718, “Compensation – Stock Compensation”, which requires that share-based payment transactions with employees be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period. The Company accounts for share-based compensation awards to non-employees in accordance with FASB ASC Topic 718 amended by ASU 2018-07. Under FASB ASC Topic 718, share-based compensation granted to non-employees has been determined as the fair value of the consideration received or the fair value of equity instrument issued, whichever is more reliably measured and is recognized as an expense as the goods or services are received.

Value added taxes

Revenue represents the invoiced value of service, net of value added tax (“VAT”). The VAT is based on gross sales price and VAT rates range up to 6%, depending on the type of service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in tax payable. All of the VAT returns filed by the Company’s subsidiaries in China have been and remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Company presents deferred tax assets and liabilities as noncurrent in the balance sheet based on an analysis of each taxpaying component within a jurisdiction.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. PRC tax returns filed in 2022 and 2021 are subject to examination by any applicable tax authorities.

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of equity but are excluded from net income. Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2022, 2021 and 2020, there were no dilutive shares.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The Company evaluated its warrants and determined the warrants are indexed to the Company’s own stock as the warrants do not contain any exercise contingencies, the warrants’ settlement amount equals the difference between the fair value of the Company’s common stock price and the warrant contract strike price and the only variables which could affect the settlement amount would be inputs to the fair value for a fixed-for-fixed option on equity shares. The Company also analyzed ASC 815-40-25 to determine whether the warrant contracts should be classified in stockholders’ equity in the Company’s statements of financial condition and concluded that the warrant contracts meet all of the criteria for classification as equity as the Company is not require to net settle. Based on this analysis, the Company determined the warrant contracts should be classified as equity.

Employee benefits

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are PRC government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans were $801,931, $971,772 and $805,603 for the years ended December 31, 2022, 2021 and 2020 respectively.

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

Recently issued accounting pronouncements

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments— Credit Losses—Available-for-Sale Debt Securities. The amendments in this ASU address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. ASU 2019-05 is effective for the Company for annual and interim reporting periods beginning January 1, 2023 after FASB delayed the effective date for non-public companies with ASU 2019-10. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

In October 2020, the FASB issued ASU 2020-08, “Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs”. The amendments in this Update represent changes to clarify the Codification. The amendments make the Codification easier to understand and easier to apply by eliminating inconsistencies and providing clarifications. ASU 2020-08 is effective for the Company for annual and interim reporting periods beginning January 1, 2021. Early adoption was permitted, including adoption in an interim period. All entities should apply the amendments in this Update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. These amendments do not change the effective dates for Update 2017-08. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements to Subtopic 205-10, presentation of financial statements”. The amendments in this Update improve the codification by ensuring that all guidance that requires or provides an option for an entity to provide information in the notes to financial statements is codified in the disclosure section of the codification. That reduce the likelihood that the disclosure requirement would be missed. The amendments also clarify guidance so that an entity can apply the guidance more consistently. ASU 2020-10 is effective for the Company for annual and interim reporting periods beginning January 1, 2022. Early application of the amendments is permitted for any annual or interim period for which financial statements are available to be issued. The amendments in this Update should be applied retrospectively. An entity should apply the amendments at the beginning of the period that includes the adoption date. The Company does not expect the adoption of this new standard will have a material impact on the Company’s consolidated financial statements and related disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.